Non-controlling interest	12 Months Ended
Oct. 31, 2023
Non-controlling interest.
Non-controlling interest
29.	Non-controlling interest

The following table presents the summarized financial information for the Company’s subsidiaries which have non-controlling interests. This information represents amounts before intercompany eliminations.

As at October 31,	2023	2022
	$	$
Total current assets	3,017	12,471
Total non-current assets	21,085	85,035
Total current liabilities	(4,128)	(16,175)
Total non-current liabilities	(4,891)	(3,366)
Revenues for the year ended	31,723	45,184
Net income for the year ended	(13,252)	3,971
Total Comprehensive income/loss	(10,672)	5,291

The net change in non-controlling interests is as follows:

As at October 31	2023	2022
	$	$
Opening balance, November 1, 2022	5,683	4,795
Share of loss (gain) for the period - Saturninus Partners	245	(110)
Share of loss (gain) for the period - Meta	597	(136)
Share of loss (gain) for the period - Blessed	(524)	305
Share of loss (gain) for the period - NuLeaf	(1,960)	563
Purchase of NuLeaf	-	1,726
Distribution - Saturninus Partners	-	(749)
Distribution - FABCBD	-	(372)
Distribution - Blessed	(358)	(569)
Distribution - NuLeaf	-	(270)
Distribution - Meta	(104)	-
Purchase of minority interest and closing of NCI balance - FABCBD	(1,469)	500
Balance, October 31, 2023	2,110	5,683